P R O S P E C T U S – A P R I L 1 , 2 0 0 4

General Money Market Funds

Investing in high quality, short-term securities for current income, safety of principal and liquidity.

CLASS B SHARES

GENERAL MONEY MARKET FUND
GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND
GENERAL MUNICIPAL MONEY MARKET FUND

This prospectus is to be used only by clients of FOLIOfn Investments, Inc. As with all mutual funds the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds

Introduction	1
General Money Market Fund	2
General Government Securities
Money Market Fund	5
General Municipal
Money Market Fund	8
Management	11
Financial Highlights	12

Your Investment

Account Policies	14
Distributions and Taxes	16

For More Information

See back cover.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider three investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, the municipal money market fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

General Money Market Fund

Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

  securities issued or guaranteed by the U.S.government or its agencies or instrumentalities certificates of deposit, time deposits, bankers acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches repurchase agreements
  asset-backed securities
  domestic and dollar-denominated foreign com-mercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guar-anteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Concept to understand

Repurchase agreement: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter-est rate risk, credit risk and regulatory develop-ments relating to the banking industry the risks generally associated with dollar-denom-inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric-tions on the payment of principal and interest the risk that a counterparty in a repurchase agree-ment could fail to honor the terms of its agreement
2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General Money Market Fund 3

GENERAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.06%

Total			1.01%

Expense example

1 Year	3 Years	5 Years	10 Years

$103	$322	$558	$1,236

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2003, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.01% to 1.00% . This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

4

General Government Securities

Money Market Fund

Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests solely in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities,and repurchase agreements collateralized by these securities.These instruments include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Concepts to understand

Repurchase agreement: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.

U.S. government securities: these securities are generally considered to be among the highest-quality investments available. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the higher level of credit safety that U.S. government securities offer, the fund’s yields may be lower than those of money market funds that do not limit their investments to U.S. government securities.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund’s yield.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S.Treasury, or are supported only by the credit of the issuer or instrumentality.While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

General Government Securities Money Market Fund 5

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.08%

Total			1.03%

Expense example

1 Year	3 Years	5 Years	10 Years

$105	$328	$569	$1,259

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2003, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.03% to 1.00% . This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Government Securities Money Market Fund 7

General Municipal Money Market Fund

Ticker Symbol: GBMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal personal income tax.The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

- general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

- revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

- interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop

- interest rates could drop, thereby reducing the fund’s yield

- any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

8

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General Municipal Money Market Fund 9

GENERAL MUNICIPAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.09%

Total			1.04%

Expense example

1 Year	3 Years	5 Years	10 Years

$106	$331	$574	$1,271

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2003, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 0.96% . This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

10

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $166 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $3.5 trillion of assets under management, administration or custody, including approximately $657 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

On March 30, 2004, Mellon Bank, N.A., a wholly owned subsidiary of Mellon Financial and the then-current parent company of Dreyfus, transferred its entire interest in Dreyfus, including Dreyfus Service Corporation (each fund’s distributor) and all of Dreyfus’ other direct and indirect subsidiaries, to Mellon Financial. The reorganization does not result in a change in the control or management of Dreyfus under the Investment Advisers Act of 1940, as amended, or the Investment Company Act of 1940, as amended (the 1940 Act); Dreyfus merely became a direct, rather than indirect, wholly owned subsidiary of Mellon Financial. The reorganization was part of a larger reorganization of Mellon Financial that is expected to increase organizational synergies and create a more efficient capital structure throughout the organization.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

The funds, Dreyfus and Dreyfus Service Corporation have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the Investment Advisers), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contract with the Dreyfus funds.

Management 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance of the Class B shares of each fund for the periods indi-cated.“Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended November 30,
General Money Market Fund		2003	2002	2001	2000	1999

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.003	.012	.039	.054	.042
Distributions:	Dividends from investment income — net	(.003)	(.012)	(.039)	(.054)	(.042)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.33	1.20	3.98	5.53	4.32

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		1.00	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets		.33	1.19	3.81	5.41	4.24
Decrease reflected in above expense ratios
due to undertakings by Dreyfus		.01	.01	.03	.02	.03

Net assets, end of period ($ x 1,000)		5,633,657	5,458,986	4,713,819	3,338,285	3,056,844

General Government Securities			Year Ended November 30,
Money Market Fund		2003	2002	2001	2000	1999

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.003	.011	.037	.052	.041
Distributions:	Dividends from investment income — net	(.003)	(.011)	(.037)	(.052)	(.041)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.29	1.14	3.81	5.29	4.17

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		1.00	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets		.29	1.13	3.60	5.15	4.09
Decrease reflected in above expense ratios
due to undertakings by Dreyfus		.03	.03	.04	.03	.03

Net assets, end of period ($ x 1,000)		933,041	1,014,283	826,720	552,238	659,185

12

			Year Ended November 30,
General Municipal Money Market Fund		2003	2002	2001	2000	1999

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.002	.006	.021	.031	.023
Distributions:	Dividends from investment income — net	(.002)	(.006)	(.021)	(.031)	(.023)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.20	.59	2.16	3.16	2.31

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.96	1.00	.98	.98	.98
Ratio of net investment income to average net assets		.20	.59	2.12	3.10	2.29
Decrease reflected in above expense ratios
due to undertakings by Dreyfus		.08	.04	.06	.07	.07

Net assets, end of period ($ x 1,000)		584,839	561,088	447,614	412,041	376,104

Financial Highlights 13

Your Investment

ACCOUNT POLICIES
Buying shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. In addition, such third parties may receive payments from Dreyfus in connection with their offering of fund shares to their customers, or for marketing, distribution or other services.The receipt of such payments could create an incentive for the third party to offer a fund instead of other mutual funds where such payments are not received. Contact your financial representative for further information or to purchase fund shares.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

Applicable to General Money Market Fund and General Government Securities Money Market Fund only:

Your price for fund shares is the fund’s net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business.Your order will be priced at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

If your order in proper form is placed, and payments are received in or converted into Federal Funds, prior to 12:00 noon, the order will become effective at the price determined at 5:00 p.m. and you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 noon, you will begin to accrue dividends on the following business day.

Qualified institutions may telephone orders to buy shares. If such an order is made prior to 5:00 p.m., and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made after 5:00 p.m., but prior to 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

14

Applicable to General Municipal Money Market Fund only:

Your price for fund shares is the fund’s net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 2:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

If your order in proper form is placed prior to 12:00 noon and payments are received in or converted into Federal Funds by 4:00 p.m., the order will become effective at the price determined at 12:00 noon and you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 4:00 p.m., you will begin to accrue dividends on the following business day.

Qualified institutions may telephone orders to buy shares. If such an order is made prior to 2:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the telephone order is accepted and will receive the dividend declared that day. If such an order is made after 2:00 p.m., but prior to 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

Because the municipal money market fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

Selling shares

You may sell (redeem) shares at any time through your financial representative, or you can contact the fund directly.Your shares will be sold at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify that the order is from a representative of your financial institution.

Each fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions change its minimum investment amounts
  delay sending out redemption proceeds for up toseven days (generally applies only in cases of verylarge redemptions, excessive trading or duringunusual market conditions)

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund’s assets).

A fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

Your Investment 15

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, are taxable to you as qualified dividends and capital gains.

The municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal personal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

Retirement plans

A variety of retirement plans are offered for the taxable money market funds, including traditional and Roth IRAs, and Education Savings Accounts.

In addition, SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts are also available. Please call your financial representative for information.

16

NOTES

For More Information

General Money Market Fund	More information on each fund is available free upon request,
SEC file number: 811-3207	including the following:

General Government Securities Money Market Fund	Annual/Semiannual Report
SEC file number: 811-3456	Describes the fund’s performance, and lists portfolio holdings.

General Municipal Money Market Fund	Statement of Additional Information (SAI)
SEC file number: 811-3481	Provides more details about each fund and its policies. A current
SAI is on file with the Securities and Exchange Commission (SEC)
and is incorporated by reference (is legally considered part of this prospectus).

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Text-only versions of certain fund documents can be viewed
online or downloaded from:
http://www.sec.gov

You can also obtain copies by visiting the SEC’s Public Reference
Room in Washington, DC (for information, call 1-202-942-8090) or,
publicinfo@sec.gov or by writing to the SEC’s Public Reference
Section, Washington DC 20549-0102

GEN-P0404B-FFN

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